Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key	0000088064
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000015696
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Core Fund
Class Name	Class A
Trading Symbol	SZCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.17%

Gross expense ratio as of the latest prospectus: 1.19%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 17.33% (unadjusted for sales charges) for the period ended September 30, 2024. The Fund's broad-based index, the Russell 3000® Index returned 35.19% for the same period, while the Fund's additional, more narrowly based indices, the Russell 2000® Index and the S&P SmallCap 600® Index returned 26.76% and 25.86%, respectively.

The Fund’s underperformance was primarily driven by its relatively defensive positioning. In addition, the factors that the Fund is most correlated with, including earnings relative to assets, operating cash flow yield, and sales relative to enterprise value, performed unusually poorly during the period.

Leading individual contributors to relative performance included Stride, Inc. (4.0%), a digital education company. Stride continues to benefit from steady enrollment growth in its K–12 programs. The company increasingly appears to be the beneficiary of a structural shift toward online forms of primary and secondary education. Sprouts Farmers Market, Inc. (2.3%) bucked the challenging macro backdrop for consumer-facing companies as a result of both the company’s specific initiatives and the resilience of its premium natural and organic product selection. RadNet, Inc. (2.0%) is a leading U.S. operator of freestanding diagnostic imaging centers. The stock performed well as RadNet is experiencing accelerating volume growth at its imaging centers as a result of both artificial intelligence initiatives and its long-term strategic positioning in the healthcare ecosystem relative to higher cost hospital-based providers.

The most significant individual detractors from relative performance included Cross Country Healthcare, Inc. (0.6%), which saw its shares decline due to the soft market for healthcare staffing following belt tightening by hospitals. While the Fund trimmed exposure to the stock during the period, it maintained a position on a positive view of the company’s long-term outlook. Results for petroleum refiner PBF Energy, Inc. (0.7%) suffered due to weak pricing for gasoline and diesel. Holdings of the stock were trimmed during the period, but the Fund maintained a position on the view that the stock was undervalued relative to a conservative estimate of the net present value of PBF’s future cash flows. Titan Machinery, Inc. (0.7%) has been negatively impacted by a cyclical downturn in demand for farm equipment. The Fund added to the position on the view that the stock has substantial upside potential over the next three-to-five years as the demand cycle bottoms out and inflects positively.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	Russell 2000® Index	S&P SmallCap 600® Index
'14	$9,425	$10,000	$10,000	$10,000
'14	$10,190	$10,275	$10,659	$10,709
'14	$10,183	$10,524	$10,669	$10,679
'14	$10,417	$10,524	$10,973	$10,985
'15	$10,006	$10,231	$10,620	$10,601
'15	$10,536	$10,824	$11,250	$11,240
'15	$10,951	$10,713	$11,446	$11,420
'15	$10,598	$10,762	$11,154	$11,154
'15	$10,947	$10,911	$11,409	$11,325
'15	$11,062	$10,728	$11,495	$11,442
'15	$11,177	$10,908	$11,361	$11,345
'15	$10,647	$10,249	$10,647	$10,758
'15	$10,277	$9,951	$10,125	$10,381
'15	$10,659	$10,736	$10,695	$11,014
'15	$10,828	$10,796	$11,043	$11,309
'15	$10,203	$10,574	$10,488	$10,768
'16	$9,618	$9,978	$9,566	$10,104
'16	$9,725	$9,975	$9,566	$10,217
'16	$10,556	$10,677	$10,329	$11,054
'16	$10,753	$10,743	$10,491	$11,184
'16	$10,722	$10,935	$10,728	$11,369
'16	$10,722	$10,958	$10,721	$11,438
'16	$11,441	$11,393	$11,361	$12,021
'16	$11,491	$11,422	$11,562	$12,184
'16	$11,580	$11,440	$11,691	$12,262
'16	$11,124	$11,192	$11,135	$11,713
'16	$12,304	$11,693	$12,377	$13,183
'16	$12,690	$11,921	$12,723	$13,627
'17	$12,766	$12,145	$12,774	$13,573
'17	$12,888	$12,597	$13,020	$13,789
'17	$12,897	$12,606	$13,037	$13,772
'17	$13,098	$12,739	$13,180	$13,897
'17	$12,762	$12,870	$12,912	$13,601
'17	$13,287	$12,986	$13,358	$14,008
'17	$13,251	$13,231	$13,458	$14,144
'17	$13,067	$13,256	$13,286	$13,781
'17	$13,632	$13,580	$14,116	$14,843
'17	$13,668	$13,876	$14,236	$14,984
'17	$14,045	$14,297	$14,646	$15,512
'17	$14,142	$14,440	$14,587	$15,431
'18	$14,526	$15,201	$14,968	$15,821
'18	$13,625	$14,641	$14,389	$15,209
'18	$13,891	$14,347	$14,575	$15,518
'18	$14,133	$14,402	$14,701	$15,678
'18	$14,987	$14,808	$15,593	$16,691
'18	$15,224	$14,905	$15,705	$16,880
'18	$15,542	$15,400	$15,979	$17,413
'18	$15,998	$15,940	$16,667	$18,255
'18	$15,718	$15,967	$16,266	$17,675
'18	$13,881	$14,791	$14,500	$15,823
'18	$13,952	$15,087	$14,730	$16,061
'18	$12,111	$13,683	$12,980	$14,122
'19	$13,647	$14,858	$14,441	$15,624
'19	$14,241	$15,380	$15,191	$16,304
'19	$13,813	$15,605	$14,873	$15,761
'19	$14,090	$16,228	$15,379	$16,372
'19	$12,705	$15,178	$14,183	$14,943
'19	$13,707	$16,244	$15,185	$16,056
'19	$13,601	$16,485	$15,272	$16,238
'19	$12,680	$16,149	$14,518	$15,506
'19	$13,299	$16,433	$14,821	$16,023
'19	$13,556	$16,786	$15,211	$16,336
'19	$14,155	$17,424	$15,837	$16,836
'19	$14,712	$17,928	$16,294	$17,339
'20	$14,077	$17,908	$15,771	$16,651
'20	$12,859	$16,442	$14,443	$15,051
'20	$9,586	$14,181	$11,305	$11,680
'20	$10,800	$16,059	$12,858	$13,164
'20	$11,756	$16,918	$13,695	$13,731
'20	$11,968	$17,304	$14,179	$14,244
'20	$12,889	$18,287	$14,571	$14,829
'20	$13,287	$19,612	$15,392	$15,421
'20	$12,980	$18,898	$14,878	$14,695
'20	$13,362	$18,490	$15,190	$15,075
'20	$15,477	$20,739	$17,990	$17,814
'20	$16,832	$21,672	$19,546	$19,297
'21	$17,876	$21,576	$20,530	$20,510
'21	$19,631	$22,250	$21,809	$22,080
'21	$20,453	$23,048	$22,028	$22,816
'21	$21,144	$24,236	$22,491	$23,281
'21	$21,850	$24,346	$22,537	$23,764
'21	$22,198	$24,947	$22,974	$23,843
'21	$21,618	$25,369	$22,144	$23,274
'21	$22,571	$26,092	$22,639	$23,743
'21	$22,258	$24,921	$21,972	$23,166
'21	$23,115	$26,607	$22,907	$23,960
'21	$22,661	$26,202	$21,952	$23,412
'21	$23,705	$27,234	$22,442	$24,472
'22	$21,512	$25,631	$20,282	$22,694
'22	$21,867	$24,986	$20,498	$23,011
'22	$21,990	$25,796	$20,753	$23,096
'22	$21,030	$23,481	$18,697	$21,292
'22	$21,317	$23,450	$18,725	$21,689
'22	$19,520	$21,488	$17,185	$19,836
'22	$21,271	$23,504	$18,979	$21,822
'22	$20,819	$22,627	$18,591	$20,865
'22	$19,515	$20,528	$16,809	$18,804
'22	$20,865	$22,212	$18,660	$21,129
'22	$21,538	$23,371	$19,095	$22,009
'22	$20,443	$22,003	$17,856	$20,532
'23	$21,562	$23,518	$19,596	$22,481
'23	$21,624	$22,969	$19,265	$22,205
'23	$20,691	$23,583	$18,345	$21,060
'23	$20,443	$23,834	$18,015	$20,474
'23	$19,852	$23,927	$17,849	$20,115
'23	$20,909	$25,561	$19,300	$21,771
'23	$21,691	$26,477	$20,480	$22,970
'23	$21,448	$25,966	$19,455	$22,020
'23	$21,023	$24,729	$18,310	$20,699
'23	$20,634	$24,073	$17,061	$19,512
'23	$21,520	$26,318	$18,606	$21,125
'23	$23,059	$27,714	$20,879	$23,828
'24	$22,721	$28,021	$20,067	$22,888
'24	$23,184	$29,538	$21,201	$23,649
'24	$23,871	$30,491	$21,960	$24,415
'24	$22,560	$29,149	$20,415	$23,044
'24	$23,413	$30,526	$21,439	$24,206
'24	$22,726	$31,471	$21,241	$23,656
'24	$25,046	$32,056	$23,399	$26,209
'24	$24,573	$32,754	$23,049	$25,832
'24	$24,667	$33,432	$23,210	$26,052

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	17.33%	13.15%	10.10%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	10.59%	11.82%	9.45%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Index	26.76%	9.39%	8.78%
S&P SmallCap 600® Index	25.86%	10.21%	10.05%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 855,966,048
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 4,662,314
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	855,966,048
Number of Portfolio Holdings	97
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	4,662,314

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	90%
Cash Equivalents	10%
Put Options Purchased	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	17%
Industrials	16%
Health Care	13%
Information Technology	8%
Consumer Discretionary	8%
Consumer Staples	6%
Energy	6%
Real Estate	6%
Communication Services	4%
Utilities	4%
Materials	1%

Ten Largest Equity Holdings

Holdings	27.0% of Net Assets
The Bancorp, Inc.	4.7%
Stride, Inc.	4.0%
Ligand Pharmaceuticals, Inc.	2.7%
Kyndryl Holdings, Inc.	2.5%
Cantaloupe, Inc.	2.5%
Sprouts Farmers Market, Inc.	2.3%
The Brink's Co.	2.2%
Rush Enterprises, Inc.	2.2%
RadNet, Inc.	2.0%
Lantheus Holdings, Inc.	1.9%

Material Fund Change [Text Block]
C000015699
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Core Fund
Class Name	Class C
Trading Symbol	SZCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	1.96%

Gross expense ratio as of the latest prospectus: 1.98%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 16.42% (unadjusted for sales charges) for the period ended September 30, 2024. The Fund's broad-based index, the Russell 3000® Index returned 35.19% for the same period, while the Fund's additional, more narrowly based indices, the Russell 2000® Index and the S&P SmallCap 600® Index returned 26.76% and 25.86%, respectively.

The Fund’s underperformance was primarily driven by its relatively defensive positioning. In addition, the factors that the Fund is most correlated with, including earnings relative to assets, operating cash flow yield, and sales relative to enterprise value, performed unusually poorly during the period.

Leading individual contributors to relative performance included Stride, Inc. (4.0%), a digital education company. Stride continues to benefit from steady enrollment growth in its K–12 programs. The company increasingly appears to be the beneficiary of a structural shift toward online forms of primary and secondary education. Sprouts Farmers Market, Inc. (2.3%) bucked the challenging macro backdrop for consumer-facing companies as a result of both the company’s specific initiatives and the resilience of its premium natural and organic product selection. RadNet, Inc. (2.0%) is a leading U.S. operator of freestanding diagnostic imaging centers. The stock performed well as RadNet is experiencing accelerating volume growth at its imaging centers as a result of both artificial intelligence initiatives and its long-term strategic positioning in the healthcare ecosystem relative to higher cost hospital-based providers.

The most significant individual detractors from relative performance included Cross Country Healthcare, Inc. (0.6%), which saw its shares decline due to the soft market for healthcare staffing following belt tightening by hospitals. While the Fund trimmed exposure to the stock during the period, it maintained a position on a positive view of the company’s long-term outlook. Results for petroleum refiner PBF Energy, Inc. (0.7%) suffered due to weak pricing for gasoline and diesel. Holdings of the stock were trimmed during the period, but the Fund maintained a position on the view that the stock was undervalued relative to a conservative estimate of the net present value of PBF’s future cash flows. Titan Machinery, Inc. (0.7%) has been negatively impacted by a cyclical downturn in demand for farm equipment. The Fund added to the position on the view that the stock has substantial upside potential over the next three-to-five years as the demand cycle bottoms out and inflects positively.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 2000® Index	S&P SmallCap 600® Index
'14	$10,000	$10,000	$10,000	$10,000
'14	$10,802	$10,275	$10,659	$10,709
'14	$10,789	$10,524	$10,669	$10,679
'14	$11,028	$10,524	$10,973	$10,985
'15	$10,590	$10,231	$10,620	$10,601
'15	$11,142	$10,824	$11,250	$11,240
'15	$11,574	$10,713	$11,446	$11,420
'15	$11,192	$10,762	$11,154	$11,154
'15	$11,555	$10,911	$11,409	$11,325
'15	$11,669	$10,728	$11,495	$11,442
'15	$11,783	$10,908	$11,361	$11,345
'15	$11,217	$10,249	$10,647	$10,758
'15	$10,819	$9,951	$10,125	$10,381
'15	$11,217	$10,736	$10,695	$11,014
'15	$11,386	$10,796	$11,043	$11,309
'15	$10,724	$10,574	$10,488	$10,768
'16	$10,100	$9,978	$9,566	$10,104
'16	$10,209	$9,975	$9,566	$10,217
'16	$11,075	$10,677	$10,329	$11,054
'16	$11,272	$10,743	$10,491	$11,184
'16	$11,234	$10,935	$10,728	$11,369
'16	$11,223	$10,958	$10,721	$11,438
'16	$11,974	$11,393	$11,361	$12,021
'16	$12,018	$11,422	$11,562	$12,184
'16	$12,105	$11,440	$11,691	$12,262
'16	$11,618	$11,192	$11,135	$11,713
'16	$12,845	$11,693	$12,377	$13,183
'16	$13,240	$11,921	$12,723	$13,627
'17	$13,305	$12,145	$12,774	$13,573
'17	$13,426	$12,597	$13,020	$13,789
'17	$13,426	$12,606	$13,037	$13,772
'17	$13,629	$12,739	$13,180	$13,897
'17	$13,272	$12,870	$12,912	$13,601
'17	$13,804	$12,986	$13,358	$14,008
'17	$13,760	$13,231	$13,458	$14,144
'17	$13,563	$13,256	$13,286	$13,781
'17	$14,144	$13,580	$14,116	$14,843
'17	$14,166	$13,876	$14,236	$14,984
'17	$14,549	$14,297	$14,646	$15,512
'17	$14,642	$14,440	$14,587	$15,431
'18	$15,029	$15,201	$14,968	$15,821
'18	$14,086	$14,641	$14,389	$15,209
'18	$14,356	$14,347	$14,575	$15,518
'18	$14,596	$14,402	$14,701	$15,678
'18	$15,468	$14,808	$15,593	$16,691
'18	$15,707	$14,905	$15,705	$16,880
'18	$16,023	$15,400	$15,979	$17,413
'18	$16,480	$15,940	$16,667	$18,255
'18	$16,176	$15,967	$16,266	$17,675
'18	$14,280	$14,791	$14,500	$15,823
'18	$14,344	$15,087	$14,730	$16,061
'18	$12,440	$13,683	$12,980	$14,122
'19	$14,013	$14,858	$14,441	$15,624
'19	$14,614	$15,380	$15,191	$16,304
'19	$14,170	$15,605	$14,873	$15,761
'19	$14,439	$16,228	$15,379	$16,372
'19	$13,010	$15,178	$14,183	$14,943
'19	$14,032	$16,244	$15,185	$16,056
'19	$13,913	$16,485	$15,272	$16,238
'19	$12,966	$16,149	$14,518	$15,506
'19	$13,587	$16,433	$14,821	$16,023
'19	$13,844	$16,786	$15,211	$16,336
'19	$14,445	$17,424	$15,837	$16,836
'19	$15,006	$17,928	$16,294	$17,339
'20	$14,348	$17,908	$15,771	$16,651
'20	$13,095	$16,442	$14,443	$15,051
'20	$9,754	$14,181	$11,305	$11,680
'20	$10,982	$16,059	$12,858	$13,164
'20	$11,954	$16,918	$13,695	$13,731
'20	$12,161	$17,304	$14,179	$14,244
'20	$13,088	$18,287	$14,571	$14,829
'20	$13,483	$19,612	$15,392	$15,421
'20	$13,164	$18,898	$14,878	$14,695
'20	$13,540	$18,490	$15,190	$15,075
'20	$15,677	$20,739	$17,990	$17,814
'20	$17,037	$21,672	$19,546	$19,297
'21	$18,084	$21,576	$20,530	$20,510
'21	$19,846	$22,250	$21,809	$22,080
'21	$20,667	$23,048	$22,028	$22,816
'21	$21,350	$24,236	$22,491	$23,281
'21	$22,046	$24,346	$22,537	$23,764
'21	$22,384	$24,947	$22,974	$23,843
'21	$21,783	$25,369	$22,144	$23,274
'21	$22,723	$26,092	$22,639	$23,743
'21	$22,397	$24,921	$21,972	$23,166
'21	$23,243	$26,607	$22,907	$23,960
'21	$22,773	$26,202	$21,952	$23,412
'21	$23,807	$27,234	$22,442	$24,472
'22	$21,589	$25,631	$20,282	$22,694
'22	$21,929	$24,986	$20,498	$23,011
'22	$22,038	$25,796	$20,753	$23,096
'22	$21,063	$23,481	$18,697	$21,292
'22	$21,339	$23,450	$18,725	$21,689
'22	$19,524	$21,488	$17,185	$19,836
'22	$21,262	$23,504	$18,979	$21,822
'22	$20,800	$22,627	$18,591	$20,865
'22	$19,486	$20,528	$16,809	$18,804
'22	$20,826	$22,212	$18,660	$21,129
'22	$21,480	$23,371	$19,095	$22,009
'22	$20,372	$22,003	$17,856	$20,532
'23	$21,473	$23,518	$19,596	$22,481
'23	$21,525	$22,969	$19,265	$22,205
'23	$20,579	$23,583	$18,345	$21,060
'23	$20,320	$23,834	$18,015	$20,474
'23	$19,718	$23,927	$17,849	$20,115
'23	$20,761	$25,561	$19,300	$21,771
'23	$21,518	$26,477	$20,480	$22,970
'23	$21,259	$25,966	$19,455	$22,020
'23	$20,826	$24,729	$18,310	$20,699
'23	$20,431	$24,073	$17,061	$19,512
'23	$21,292	$26,318	$18,606	$21,125
'23	$22,794	$27,714	$20,879	$23,828
'24	$22,451	$28,021	$20,067	$22,888
'24	$22,891	$29,538	$21,201	$23,649
'24	$23,558	$30,491	$21,960	$24,415
'24	$22,250	$29,149	$20,415	$23,044
'24	$23,079	$30,526	$21,439	$24,206
'24	$22,386	$31,471	$21,241	$23,656
'24	$24,653	$32,056	$23,399	$26,209
'24	$24,167	$32,754	$23,049	$25,832
'24	$24,245	$33,432	$23,210	$26,052

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	16.42%	12.28%	9.26%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	15.42%	12.28%	9.26%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Index	26.76%	9.39%	8.78%
S&P SmallCap 600® Index	25.86%	10.21%	10.05%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 855,966,048
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 4,662,314
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	855,966,048
Number of Portfolio Holdings	97
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	4,662,314

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	90%
Cash Equivalents	10%
Put Options Purchased	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	17%
Industrials	16%
Health Care	13%
Information Technology	8%
Consumer Discretionary	8%
Consumer Staples	6%
Energy	6%
Real Estate	6%
Communication Services	4%
Utilities	4%
Materials	1%

Ten Largest Equity Holdings

Holdings	27.0% of Net Assets
The Bancorp, Inc.	4.7%
Stride, Inc.	4.0%
Ligand Pharmaceuticals, Inc.	2.7%
Kyndryl Holdings, Inc.	2.5%
Cantaloupe, Inc.	2.5%
Sprouts Farmers Market, Inc.	2.3%
The Brink's Co.	2.2%
Rush Enterprises, Inc.	2.2%
RadNet, Inc.	2.0%
Lantheus Holdings, Inc.	1.9%

Material Fund Change [Text Block]
C000172343
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Core Fund
Class Name	Class R6
Trading Symbol	SZCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$88	0.81%

Gross expense ratio as of the latest prospectus: 0.83%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 17.77% for the period ended September 30, 2024. The Fund's broad-based index, the Russell 3000® Index returned 35.19% for the same period, while the Fund's additional, more narrowly based indices, the Russell 2000® Index and the S&P SmallCap 600® Index returned 26.76% and 25.86%, respectively.

The Fund’s underperformance was primarily driven by its relatively defensive positioning. In addition, the factors that the Fund is most correlated with, including earnings relative to assets, operating cash flow yield, and sales relative to enterprise value, performed unusually poorly during the period.

Leading individual contributors to relative performance included Stride, Inc. (4.0%), a digital education company. Stride continues to benefit from steady enrollment growth in its K–12 programs. The company increasingly appears to be the beneficiary of a structural shift toward online forms of primary and secondary education. Sprouts Farmers Market, Inc. (2.3%) bucked the challenging macro backdrop for consumer-facing companies as a result of both the company’s specific initiatives and the resilience of its premium natural and organic product selection. RadNet, Inc. (2.0%) is a leading U.S. operator of freestanding diagnostic imaging centers. The stock performed well as RadNet is experiencing accelerating volume growth at its imaging centers as a result of both artificial intelligence initiatives and its long-term strategic positioning in the healthcare ecosystem relative to higher cost hospital-based providers.

The most significant individual detractors from relative performance included Cross Country Healthcare, Inc. (0.6%), which saw its shares decline due to the soft market for healthcare staffing following belt tightening by hospitals. While the Fund trimmed exposure to the stock during the period, it maintained a position on a positive view of the company’s long-term outlook. Results for petroleum refiner PBF Energy, Inc. (0.7%) suffered due to weak pricing for gasoline and diesel. Holdings of the stock were trimmed during the period, but the Fund maintained a position on the view that the stock was undervalued relative to a conservative estimate of the net present value of PBF’s future cash flows. Titan Machinery, Inc. (0.7%) has been negatively impacted by a cyclical downturn in demand for farm equipment. The Fund added to the position on the view that the stock has substantial upside potential over the next three-to-five years as the demand cycle bottoms out and inflects positively.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Index	S&P SmallCap 600® Index
6/1/16	$10,000	$10,000	$10,000	$10,000
6/30/16	$10,743	$10,445	$10,778	$10,573
7/31/16	$10,322	$10,418	$10,778	$10,573
8/31/16	$11,422	$10,445	$10,778	$10,716
9/30/16	$10,743	$10,461	$10,898	$10,785
10/31/16	$11,782	$10,235	$10,380	$10,302
11/30/16	$11,854	$10,693	$11,537	$11,595
12/31/16	$11,782	$10,902	$11,860	$11,986
1/31/17	$11,854	$11,107	$11,907	$11,938
2/28/17	$11,970	$11,520	$12,137	$12,128
3/31/17	$11,978	$11,528	$12,153	$12,114
4/30/17	$12,166	$11,650	$12,286	$12,223
5/31/17	$11,858	$11,769	$12,036	$11,963
6/30/17	$12,350	$11,875	$12,452	$12,321
7/31/17	$12,318	$12,099	$12,545	$12,440
8/31/17	$12,150	$12,123	$12,385	$12,121
9/30/17	$12,682	$12,418	$13,158	$13,056
10/31/17	$12,714	$12,689	$13,270	$13,179
11/30/17	$13,070	$13,074	$13,653	$13,643
12/31/17	$13,163	$13,205	$13,598	$13,572
1/31/18	$13,523	$13,901	$13,953	$13,916
2/28/18	$12,689	$13,389	$13,413	$13,377
3/31/18	$12,939	$13,120	$13,586	$13,649
4/30/18	$13,172	$13,170	$13,704	$13,790
5/31/18	$13,967	$13,542	$14,535	$14,681
6/30/18	$14,196	$13,630	$14,640	$14,847
7/31/18	$14,492	$14,083	$14,895	$15,315
8/31/18	$14,920	$14,577	$15,537	$16,056
9/30/18	$14,661	$14,601	$15,163	$15,546
10/31/18	$12,956	$13,526	$13,516	$13,917
11/30/18	$13,023	$13,797	$13,731	$14,126
12/31/18	$11,307	$12,513	$12,100	$12,421
1/31/19	$12,745	$13,587	$13,461	$13,742
2/28/19	$13,302	$14,065	$14,161	$14,340
3/31/19	$12,907	$14,270	$13,865	$13,863
4/30/19	$13,167	$14,840	$14,336	$14,400
5/31/19	$11,873	$13,880	$13,221	$13,143
6/30/19	$12,817	$14,855	$14,155	$14,122
7/31/19	$12,718	$15,075	$14,237	$14,282
8/31/19	$11,864	$14,768	$13,534	$13,638
9/30/19	$12,444	$15,027	$13,815	$14,093
10/31/19	$12,691	$15,351	$14,179	$14,368
11/30/19	$13,253	$15,934	$14,763	$14,808
12/31/19	$13,774	$16,394	$15,188	$15,251
1/31/20	$13,184	$16,376	$14,701	$14,645
2/29/20	$12,044	$15,036	$13,464	$13,238
3/31/20	$8,981	$12,968	$10,539	$10,274
4/30/20	$10,121	$14,685	$11,986	$11,578
5/31/20	$11,022	$15,471	$12,766	$12,077
6/30/20	$11,220	$15,825	$13,217	$12,528
7/31/20	$12,089	$16,723	$13,583	$13,043
8/31/20	$12,463	$17,935	$14,348	$13,563
9/30/20	$12,184	$17,282	$13,869	$12,925
10/31/20	$12,540	$16,909	$14,160	$13,259
11/30/20	$14,535	$18,966	$16,770	$15,668
12/31/20	$15,809	$19,819	$18,220	$16,972
1/31/21	$16,791	$19,731	$19,137	$18,040
2/28/21	$18,442	$20,347	$20,330	$19,420
3/31/21	$19,220	$21,077	$20,534	$20,068
4/30/21	$19,877	$22,163	$20,965	$20,476
5/31/21	$20,546	$22,264	$21,008	$20,902
6/30/21	$20,881	$22,813	$21,415	$20,972
7/31/21	$20,338	$23,199	$20,642	$20,471
8/31/21	$21,238	$23,861	$21,104	$20,884
9/30/21	$20,953	$22,790	$20,482	$20,376
10/31/21	$21,768	$24,331	$21,353	$21,074
11/30/21	$21,347	$23,961	$20,463	$20,592
12/31/21	$22,333	$24,905	$20,920	$21,524
1/31/22	$20,275	$23,439	$18,906	$19,960
2/28/22	$20,616	$22,849	$19,108	$20,239
3/31/22	$20,736	$23,590	$19,346	$20,314
4/30/22	$19,838	$21,473	$17,428	$18,728
5/31/22	$20,114	$21,444	$17,455	$19,077
6/30/22	$18,420	$19,650	$16,019	$17,447
7/31/22	$20,078	$21,494	$17,692	$19,194
8/31/22	$19,659	$20,692	$17,330	$18,352
9/30/22	$18,434	$18,773	$15,669	$16,539
10/31/22	$19,718	$20,312	$17,394	$18,584
11/30/22	$20,358	$21,373	$17,800	$19,358
12/31/22	$19,328	$20,121	$16,645	$18,059
1/31/23	$20,390	$21,507	$18,267	$19,774
2/28/23	$20,455	$21,004	$17,959	$19,531
3/31/23	$19,580	$21,566	$17,101	$18,523
4/30/23	$19,352	$21,796	$16,793	$18,008
5/31/23	$18,797	$21,880	$16,638	$17,692
6/30/23	$19,808	$23,375	$17,991	$19,149
7/31/23	$20,553	$24,212	$19,091	$20,204
8/31/23	$20,325	$23,745	$18,136	$19,367
9/30/23	$19,929	$22,614	$17,068	$18,206
10/31/23	$19,570	$22,014	$15,904	$17,162
11/30/23	$20,413	$24,067	$17,344	$18,581
12/31/23	$21,880	$25,344	$19,463	$20,958
1/31/24	$21,570	$25,625	$18,706	$20,131
2/29/24	$22,011	$27,012	$19,763	$20,800
3/31/24	$22,673	$27,883	$20,471	$21,474
4/30/24	$21,434	$26,656	$19,030	$20,269
5/31/24	$22,251	$27,916	$19,985	$21,291
6/30/24	$21,603	$28,780	$19,800	$20,806
7/31/24	$23,819	$29,315	$21,812	$23,053
8/31/24	$23,373	$29,953	$21,486	$22,721
9/30/24	$23,471	$30,573	$21,636	$22,914

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 6/1/16
Class R6 No Sales Charge	17.77%	13.53%	10.78%
Russell 3000® Index	35.19%	15.26%	14.35%
Russell 2000® Index	26.76%	9.39%	9.71%
S&P SmallCap 600® Index	25.86%	10.21%	10.46%

Performance Inception Date	Jun. 01, 2016
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 855,966,048
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 4,662,314
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	855,966,048
Number of Portfolio Holdings	97
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	4,662,314

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	90%
Cash Equivalents	10%
Put Options Purchased	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	17%
Industrials	16%
Health Care	13%
Information Technology	8%
Consumer Discretionary	8%
Consumer Staples	6%
Energy	6%
Real Estate	6%
Communication Services	4%
Utilities	4%
Materials	1%

Ten Largest Equity Holdings

Holdings	27.0% of Net Assets
The Bancorp, Inc.	4.7%
Stride, Inc.	4.0%
Ligand Pharmaceuticals, Inc.	2.7%
Kyndryl Holdings, Inc.	2.5%
Cantaloupe, Inc.	2.5%
Sprouts Farmers Market, Inc.	2.3%
The Brink's Co.	2.2%
Rush Enterprises, Inc.	2.2%
RadNet, Inc.	2.0%
Lantheus Holdings, Inc.	1.9%

Material Fund Change [Text Block]
C000015700
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Core Fund
Class Name	Class S
Trading Symbol	SSLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$100	0.92%

Gross expense ratio as of the latest prospectus: 0.94%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 17.61% for the period ended September 30, 2024. The Fund's broad-based index, the Russell 3000® Index returned 35.19% for the same period, while the Fund's additional, more narrowly based indices, the Russell 2000® Index and the S&P SmallCap 600® Index returned 26.76% and 25.86%, respectively.

The Fund’s underperformance was primarily driven by its relatively defensive positioning. In addition, the factors that the Fund is most correlated with, including earnings relative to assets, operating cash flow yield, and sales relative to enterprise value, performed unusually poorly during the period.

Leading individual contributors to relative performance included Stride, Inc. (4.0%), a digital education company. Stride continues to benefit from steady enrollment growth in its K–12 programs. The company increasingly appears to be the beneficiary of a structural shift toward online forms of primary and secondary education. Sprouts Farmers Market, Inc. (2.3%) bucked the challenging macro backdrop for consumer-facing companies as a result of both the company’s specific initiatives and the resilience of its premium natural and organic product selection. RadNet, Inc. (2.0%) is a leading U.S. operator of freestanding diagnostic imaging centers. The stock performed well as RadNet is experiencing accelerating volume growth at its imaging centers as a result of both artificial intelligence initiatives and its long-term strategic positioning in the healthcare ecosystem relative to higher cost hospital-based providers.

The most significant individual detractors from relative performance included Cross Country Healthcare, Inc. (0.6%), which saw its shares decline due to the soft market for healthcare staffing following belt tightening by hospitals. While the Fund trimmed exposure to the stock during the period, it maintained a position on a positive view of the company’s long-term outlook. Results for petroleum refiner PBF Energy, Inc. (0.7%) suffered due to weak pricing for gasoline and diesel. Holdings of the stock were trimmed during the period, but the Fund maintained a position on the view that the stock was undervalued relative to a conservative estimate of the net present value of PBF’s future cash flows. Titan Machinery, Inc. (0.7%) has been negatively impacted by a cyclical downturn in demand for farm equipment. The Fund added to the position on the view that the stock has substantial upside potential over the next three-to-five years as the demand cycle bottoms out and inflects positively.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 2000® Index	S&P SmallCap 600® Index
'14	$10,000	$10,000	$10,000	$10,000
'14	$10,810	$10,275	$10,659	$10,709
'14	$10,802	$10,524	$10,669	$10,679
'14	$11,054	$10,524	$10,973	$10,985
'15	$10,621	$10,231	$10,620	$10,601
'15	$11,185	$10,824	$11,250	$11,240
'15	$11,631	$10,713	$11,446	$11,420
'15	$11,252	$10,762	$11,154	$11,154
'15	$11,631	$10,911	$11,409	$11,325
'15	$11,753	$10,728	$11,495	$11,442
'15	$11,879	$10,908	$11,361	$11,345
'15	$11,319	$10,249	$10,647	$10,758
'15	$10,928	$9,951	$10,125	$10,381
'15	$11,340	$10,736	$10,695	$11,014
'15	$11,521	$10,796	$11,043	$11,309
'15	$10,856	$10,574	$10,488	$10,768
'16	$10,236	$9,978	$9,566	$10,104
'16	$10,354	$9,975	$9,566	$10,217
'16	$11,240	$10,677	$10,329	$11,054
'16	$11,450	$10,743	$10,491	$11,184
'16	$11,422	$10,935	$10,728	$11,369
'16	$11,422	$10,958	$10,721	$11,438
'16	$12,189	$11,393	$11,361	$12,021
'16	$12,248	$11,422	$11,562	$12,184
'16	$12,344	$11,440	$11,691	$12,262
'16	$11,860	$11,192	$11,135	$11,713
'16	$13,125	$11,693	$12,377	$13,183
'16	$13,537	$11,921	$12,723	$13,627
'17	$13,620	$12,145	$12,774	$13,573
'17	$13,753	$12,597	$13,020	$13,789
'17	$13,762	$12,606	$13,037	$13,772
'17	$13,978	$12,739	$13,180	$13,897
'17	$13,624	$12,870	$12,912	$13,601
'17	$14,189	$12,986	$13,358	$14,008
'17	$14,152	$13,231	$13,458	$14,144
'17	$13,959	$13,256	$13,286	$13,781
'17	$14,565	$13,580	$14,116	$14,843
'17	$14,602	$13,876	$14,236	$14,984
'17	$15,011	$14,297	$14,646	$15,512
'17	$15,116	$14,440	$14,587	$15,431
'18	$15,529	$15,201	$14,968	$15,821
'18	$14,567	$14,641	$14,389	$15,209
'18	$14,854	$14,347	$14,575	$15,518
'18	$15,121	$14,402	$14,701	$15,678
'18	$16,034	$14,808	$15,593	$16,691
'18	$16,292	$14,905	$15,705	$16,880
'18	$16,637	$15,400	$15,979	$17,413
'18	$17,127	$15,940	$16,667	$18,255
'18	$16,826	$15,967	$16,266	$17,675
'18	$14,864	$14,791	$14,500	$15,823
'18	$14,942	$15,087	$14,730	$16,061
'18	$12,973	$13,683	$12,980	$14,122
'19	$14,622	$14,858	$14,441	$15,624
'19	$15,260	$15,380	$15,191	$16,304
'19	$14,807	$15,605	$14,873	$15,761
'19	$15,106	$16,228	$15,379	$16,372
'19	$13,617	$15,178	$14,183	$14,943
'19	$14,699	$16,244	$15,185	$16,056
'19	$14,586	$16,485	$15,272	$16,238
'19	$13,602	$16,149	$14,518	$15,506
'19	$14,266	$16,433	$14,821	$16,023
'19	$14,544	$16,786	$15,211	$16,336
'19	$15,193	$17,424	$15,837	$16,836
'19	$15,791	$17,928	$16,294	$17,339
'20	$15,115	$17,908	$15,771	$16,651
'20	$13,805	$16,442	$14,443	$15,051
'20	$10,291	$14,181	$11,305	$11,680
'20	$11,597	$16,059	$12,858	$13,164
'20	$12,628	$16,918	$13,695	$13,731
'20	$12,860	$17,304	$14,179	$14,244
'20	$13,851	$18,287	$14,571	$14,829
'20	$14,279	$19,612	$15,392	$15,421
'20	$13,954	$18,898	$14,878	$14,695
'20	$14,367	$18,490	$15,190	$15,075
'20	$16,647	$20,739	$17,990	$17,814
'20	$18,103	$21,672	$19,546	$19,297
'21	$19,227	$21,576	$20,530	$20,510
'21	$21,116	$22,250	$21,809	$22,080
'21	$22,012	$23,048	$22,028	$22,816
'21	$22,757	$24,236	$22,491	$23,281
'21	$23,524	$24,346	$22,537	$23,764
'21	$23,902	$24,947	$22,974	$23,843
'21	$23,280	$25,369	$22,144	$23,274
'21	$24,311	$26,092	$22,639	$23,743
'21	$23,979	$24,921	$21,972	$23,166
'21	$24,911	$26,607	$22,907	$23,960
'21	$24,424	$26,202	$21,952	$23,412
'21	$25,553	$27,234	$22,442	$24,472
'22	$23,198	$25,631	$20,282	$22,694
'22	$23,583	$24,986	$20,498	$23,011
'22	$23,720	$25,796	$20,753	$23,096
'22	$22,693	$23,481	$18,697	$21,292
'22	$23,009	$23,450	$18,725	$21,689
'22	$21,070	$21,488	$17,185	$19,836
'22	$22,967	$23,504	$18,979	$21,822
'22	$22,482	$22,627	$18,591	$20,865
'22	$21,081	$20,528	$16,809	$18,804
'22	$22,545	$22,212	$18,660	$21,129
'22	$23,277	$23,371	$19,095	$22,009
'22	$22,097	$22,003	$17,856	$20,532
'23	$23,311	$23,518	$19,596	$22,481
'23	$23,385	$22,969	$19,265	$22,205
'23	$22,379	$23,583	$18,345	$21,060
'23	$22,113	$23,834	$18,015	$20,474
'23	$21,484	$23,927	$17,849	$20,115
'23	$22,629	$25,561	$19,300	$21,771
'23	$23,481	$26,477	$20,480	$22,970
'23	$23,220	$25,966	$19,455	$22,020
'23	$22,768	$24,729	$18,310	$20,699
'23	$22,352	$24,073	$17,061	$19,512
'23	$23,311	$26,318	$18,606	$21,125
'23	$24,987	$27,714	$20,879	$23,828
'24	$24,627	$28,021	$20,067	$22,888
'24	$25,131	$29,538	$21,201	$23,649
'24	$25,882	$30,491	$21,960	$24,415
'24	$24,467	$29,149	$20,415	$23,044
'24	$25,399	$30,526	$21,439	$24,206
'24	$24,660	$31,471	$21,241	$23,656
'24	$27,179	$32,056	$23,399	$26,209
'24	$26,670	$32,754	$23,049	$25,832
'24	$26,777	$33,432	$23,210	$26,052

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	17.61%	13.42%	10.35%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Index	26.76%	9.39%	8.78%
S&P SmallCap 600® Index	25.86%	10.21%	10.05%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 855,966,048
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 4,662,314
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	855,966,048
Number of Portfolio Holdings	97
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	4,662,314

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	90%
Cash Equivalents	10%
Put Options Purchased	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	17%
Industrials	16%
Health Care	13%
Information Technology	8%
Consumer Discretionary	8%
Consumer Staples	6%
Energy	6%
Real Estate	6%
Communication Services	4%
Utilities	4%
Materials	1%

Ten Largest Equity Holdings

Holdings	27.0% of Net Assets
The Bancorp, Inc.	4.7%
Stride, Inc.	4.0%
Ligand Pharmaceuticals, Inc.	2.7%
Kyndryl Holdings, Inc.	2.5%
Cantaloupe, Inc.	2.5%
Sprouts Farmers Market, Inc.	2.3%
The Brink's Co.	2.2%
Rush Enterprises, Inc.	2.2%
RadNet, Inc.	2.0%
Lantheus Holdings, Inc.	1.9%

Material Fund Change [Text Block]
C000172344
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Core Fund
Class Name	Institutional Class
Trading Symbol	SZCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$96	0.88%

Gross expense ratio as of the latest prospectus: 0.90%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 17.69% for the period ended September 30, 2024. The Fund's broad-based index, the Russell 3000® Index returned 35.19% for the same period, while the Fund's additional, more narrowly based indices, the Russell 2000® Index and the S&P SmallCap 600® Index returned 26.76% and 25.86%, respectively.

The Fund’s underperformance was primarily driven by its relatively defensive positioning. In addition, the factors that the Fund is most correlated with, including earnings relative to assets, operating cash flow yield, and sales relative to enterprise value, performed unusually poorly during the period.

Leading individual contributors to relative performance included Stride, Inc. (4.0%), a digital education company. Stride continues to benefit from steady enrollment growth in its K–12 programs. The company increasingly appears to be the beneficiary of a structural shift toward online forms of primary and secondary education. Sprouts Farmers Market, Inc. (2.3%) bucked the challenging macro backdrop for consumer-facing companies as a result of both the company’s specific initiatives and the resilience of its premium natural and organic product selection. RadNet, Inc. (2.0%) is a leading U.S. operator of freestanding diagnostic imaging centers. The stock performed well as RadNet is experiencing accelerating volume growth at its imaging centers as a result of both artificial intelligence initiatives and its long-term strategic positioning in the healthcare ecosystem relative to higher cost hospital-based providers.

The most significant individual detractors from relative performance included Cross Country Healthcare, Inc. (0.6%), which saw its shares decline due to the soft market for healthcare staffing following belt tightening by hospitals. While the Fund trimmed exposure to the stock during the period, it maintained a position on a positive view of the company’s long-term outlook. Results for petroleum refiner PBF Energy, Inc. (0.7%) suffered due to weak pricing for gasoline and diesel. Holdings of the stock were trimmed during the period, but the Fund maintained a position on the view that the stock was undervalued relative to a conservative estimate of the net present value of PBF’s future cash flows. Titan Machinery, Inc. (0.7%) has been negatively impacted by a cyclical downturn in demand for farm equipment. The Fund added to the position on the view that the stock has substantial upside potential over the next three-to-five years as the demand cycle bottoms out and inflects positively.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000® Index	Russell 2000® Index	S&P SmallCap 600® Index
6/1/16	$1,060,763	$1,041,825	$1,077,767	$1,071,628
7/31/16	$1,060,763	$1,044,482	$1,077,767	$1,071,628
8/31/16	$1,065,925	$1,044,482	$1,089,771	$1,078,520
9/30/16	$1,074,265	$1,046,124	$1,089,771	$1,078,520
10/31/16	$1,032,168	$1,023,491	$1,037,963	$1,030,249
11/30/16	$1,142,176	$1,069,294	$1,153,708	$1,159,541
12/31/16	$1,178,219	$1,090,159	$1,186,034	$1,198,602
1/31/17	$1,185,415	$1,110,678	$1,190,712	$1,193,834
2/28/17	$1,197,010	$1,151,986	$1,213,691	$1,212,839
3/31/17	$1,197,809	$1,152,770	$1,215,279	$1,211,355
4/30/17	$1,217,000	$1,164,989	$1,228,606	$1,222,285
5/31/17	$1,186,215	$1,176,911	$1,203,611	$1,196,280
6/30/17	$1,234,991	$1,187,532	$1,245,218	$1,232,091
7/31/17	$1,232,192	$1,209,923	$1,254,469	$1,244,025
8/31/17	$1,215,401	$1,212,254	$1,238,510	$1,212,113
9/30/17	$1,268,175	$1,241,818	$1,315,804	$1,305,551
10/31/17	$1,271,373	$1,268,917	$1,327,020	$1,317,936
11/30/17	$1,307,355	$1,307,448	$1,365,264	$1,364,325
12/31/17	$1,316,168	$1,320,516	$1,359,754	$1,357,230
1/31/18	$1,352,164	$1,390,121	$1,395,290	$1,391,567
2/28/18	$1,269,162	$1,338,882	$1,341,262	$1,337,683
3/31/18	$1,294,148	$1,312,005	$1,358,609	$1,364,914
4/30/18	$1,317,015	$1,316,992	$1,370,355	$1,378,986
5/31/18	$1,396,629	$1,354,171	$1,453,536	$1,468,053
6/30/18	$1,419,497	$1,363,027	$1,463,952	$1,484,652
7/31/18	$1,449,140	$1,408,260	$1,489,466	$1,531,533
8/31/18	$1,491,912	$1,457,715	$1,553,677	$1,605,579
9/30/18	$1,466,079	$1,460,128	$1,516,308	$1,554,616
10/31/18	$1,295,418	$1,352,615	$1,351,612	$1,391,704
11/30/18	$1,302,194	$1,379,706	$1,373,096	$1,412,641
12/31/18	$1,130,322	$1,251,298	$1,209,991	$1,242,113
1/31/19	$1,274,083	$1,358,702	$1,346,113	$1,374,219
2/28/19	$1,330,239	$1,406,486	$1,416,094	$1,434,047
3/31/19	$1,290,256	$1,427,023	$1,386,456	$1,386,279
4/30/19	$1,316,312	$1,484,007	$1,433,555	$1,439,980
5/31/19	$1,186,927	$1,387,974	$1,322,064	$1,314,295
6/30/19	$1,281,271	$1,485,461	$1,415,504	$1,412,164
7/31/19	$1,271,387	$1,507,542	$1,423,654	$1,428,216
8/31/19	$1,185,580	$1,476,810	$1,353,362	$1,363,831
9/30/19	$1,243,983	$1,502,729	$1,381,521	$1,409,347
10/31/19	$1,268,242	$1,535,078	$1,417,905	$1,436,794
11/30/19	$1,324,399	$1,593,429	$1,476,273	$1,480,828
12/31/19	$1,376,734	$1,639,437	$1,518,841	$1,525,092
1/31/20	$1,317,757	$1,637,646	$1,470,129	$1,464,525
2/29/20	$1,203,854	$1,503,567	$1,346,370	$1,323,844
3/31/20	$897,713	$1,296,800	$1,053,851	$1,027,354
4/30/20	$1,011,166	$1,468,548	$1,198,602	$1,157,817
5/31/20	$1,101,657	$1,547,084	$1,276,601	$1,207,690
6/30/20	$1,121,466	$1,582,453	$1,321,726	$1,252,797
7/31/20	$1,208,356	$1,672,310	$1,358,309	$1,304,285
8/31/20	$1,245,273	$1,793,459	$1,434,841	$1,356,336
9/30/20	$1,217,361	$1,728,157	$1,386,913	$1,292,535
10/31/20	$1,252,927	$1,690,858	$1,415,960	$1,325,887
11/30/20	$1,451,919	$1,896,556	$1,676,957	$1,566,835
12/31/20	$1,579,365	$1,981,878	$1,822,015	$1,697,232
1/31/21	$1,677,454	$1,973,063	$1,913,703	$1,803,958
2/28/21	$1,842,442	$2,034,735	$2,032,975	$1,942,014
3/31/21	$1,920,190	$2,107,666	$2,053,394	$2,006,751
4/30/21	$1,985,733	$2,216,315	$2,096,513	$2,047,646
5/31/21	$2,052,633	$2,226,432	$2,100,835	$2,090,159
6/30/21	$2,085,630	$2,281,333	$2,141,538	$2,097,159
7/31/21	$2,031,388	$2,319,912	$2,064,210	$2,047,107
8/31/21	$2,121,340	$2,386,071	$2,110,383	$2,088,359
9/30/21	$2,092,410	$2,279,013	$2,048,159	$2,037,574
10/31/21	$2,173,322	$2,433,130	$2,135,286	$2,107,382
11/30/21	$2,131,284	$2,396,095	$2,046,309	$2,059,187
12/31/21	$2,229,834	$2,490,450	$2,092,020	$2,152,423
1/31/22	$2,023,776	$2,343,921	$1,890,614	$1,996,046
2/28/22	$2,057,813	$2,284,879	$1,910,796	$2,023,938
3/31/22	$2,069,771	$2,358,992	$1,934,578	$2,031,404
4/30/22	$1,980,081	$2,147,291	$1,742,843	$1,872,779
5/31/22	$2,007,678	$2,144,412	$1,745,477	$1,907,703
6/30/22	$1,838,417	$1,965,013	$1,601,924	$1,744,686
7/31/22	$2,003,999	$2,149,367	$1,769,169	$1,919,393
8/31/22	$1,962,143	$2,069,154	$1,732,967	$1,835,199
9/30/22	$1,839,797	$1,877,283	$1,566,887	$1,653,890
10/31/22	$1,967,663	$2,031,231	$1,739,384	$1,858,399
11/30/22	$2,031,596	$2,137,254	$1,780,012	$1,935,845
12/31/22	$1,928,620	$2,012,110	$1,664,485	$1,805,920
1/31/23	$2,035,120	$2,150,689	$1,826,716	$1,977,364
2/28/23	$2,041,166	$2,100,421	$1,795,861	$1,953,074
3/31/23	$1,953,734	$2,156,585	$1,710,055	$1,852,300
4/30/23	$1,930,945	$2,179,562	$1,679,311	$1,800,818
5/31/23	$1,875,603	$2,188,042	$1,663,798	$1,769,246
6/30/23	$1,976,057	$2,337,453	$1,799,068	$1,914,867
7/31/23	$2,050,002	$2,421,243	$1,909,087	$2,020,367
8/31/23	$2,027,214	$2,374,504	$1,813,579	$1,936,735
9/30/23	$1,987,683	$2,261,396	$1,706,810	$1,820,560
10/31/23	$1,951,873	$2,201,449	$1,590,407	$1,716,150
11/30/23	$2,035,585	$2,406,730	$1,734,354	$1,858,069
12/31/23	$2,181,892	$2,534,388	$1,946,264	$2,095,817
1/31/24	$2,150,508	$2,562,476	$1,870,567	$2,013,099
2/29/24	$2,195,008	$2,701,184	$1,976,332	$2,080,014
3/31/24	$2,260,587	$2,788,317	$2,047,083	$2,147,392
4/30/24	$2,136,924	$2,665,626	$1,903,004	$2,026,879
5/31/24	$2,218,429	$2,791,569	$1,998,472	$2,129,089
6/30/24	$2,153,787	$2,877,989	$1,979,986	$2,080,639
7/31/24	$2,373,944	$2,931,488	$2,181,151	$2,305,252
8/31/24	$2,329,444	$2,995,303	$2,148,569	$2,272,057
9/30/24	$2,339,281	$3,057,263	$2,163,585	$2,291,380

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 6/1/16
Institutional Class No Sales Charge	17.69%	13.46%	10.74%
Russell 3000® Index	35.19%	15.26%	14.35%
Russell 2000® Index	26.76%	9.39%	9.71%
S&P SmallCap 600® Index	25.86%	10.21%	10.46%

Performance Inception Date	Jun. 01, 2016
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 855,966,048
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 4,662,314
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	855,966,048
Number of Portfolio Holdings	97
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	4,662,314

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	90%
Cash Equivalents	10%
Put Options Purchased	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	17%
Industrials	16%
Health Care	13%
Information Technology	8%
Consumer Discretionary	8%
Consumer Staples	6%
Energy	6%
Real Estate	6%
Communication Services	4%
Utilities	4%
Materials	1%

Ten Largest Equity Holdings

Holdings	27.0% of Net Assets
The Bancorp, Inc.	4.7%
Stride, Inc.	4.0%
Ligand Pharmaceuticals, Inc.	2.7%
Kyndryl Holdings, Inc.	2.5%
Cantaloupe, Inc.	2.5%
Sprouts Farmers Market, Inc.	2.3%
The Brink's Co.	2.2%
Rush Enterprises, Inc.	2.2%
RadNet, Inc.	2.0%
Lantheus Holdings, Inc.	1.9%

Material Fund Change [Text Block]